INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
U.S. federal	$ 0	$ 0	$ (2,797)
State	(200)	(292)	(371)
Total Current	(200)	(292)	(3,168)
Deferred
U.S. federal	(2,260)	8,386	2,302
State	1,211	1,187	1,693
Total Deferred	(1,049)	9,573	3,995
Changes in valuation allowance	2,271	(9,574)	(3,939)
Total	$ 1,022	$ (293)	$ (3,112)